DUE TO RELATED PARTY (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 12, 2024	Sep. 30, 2024	Jul. 31, 2024	Dec. 31, 2022
Related Party Transaction [Line Items]
Warrants expiration term	5 years
Exercise price of warrants				$ 3.61
Principal amount	$ 3,800
Related party		$ 1,057
Related party
Related Party Transaction [Line Items]
Related party		686
Related party | working capital loans
Related Party Transaction [Line Items]
Debt instrument convertible conversion price	$ 1
Warrants expiration term	5 years
Exercise price of warrants	$ 11.5
Amount Assumed		400
Outstanding		400
Related party | Unsecured promissory note
Related Party Transaction [Line Items]
Amount Assumed	$ 65
Amount payable	65
Principal amount		65	$ 8,300
Related party | Monies Advanced by Sponsor [Member]
Related Party Transaction [Line Items]
Amount Assumed	$ 100
Principal amount		100
Related party		$ 600